Summary of significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of voluntary change in accounting policy [line items]
Research and development costs	$ 6,110	$ 5,234	$ 12,296	$ 9,377
Depreciation and amortization expense	(587)	(489)	(1,167)	(963)
Net loss	$ (2,103)	$ 7,190	$ 4,856	$ 12,834